Note 8 - Cash, Cash balances at central banks and other demand deposits	6 Months Ended
Jun. 30, 2020
Cash, Cash balances at central banks and other demand deposits
Disclosure of Cash, cash balances at central banks and other demand deposits and financial liabilities measured at amortized cost.

8. Cash, cash balances at central banks and other demand deposits

The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the accompanying consolidated balance sheets is as follows:

Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	June 2020	December 2019
Cash on hand	5,669	7,060
Cash balances at central banks (*)	54,442	31,755
Other demand deposits	5,766	5,488
Total	65,877	44,303

(*) The variation corresponds mainly to the increase in cash held at the Bank of Spain.